DEBT - Short-Term Borrowings (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-Term Borrowings:
Commercial paper	$ 16,155,000,000	$ 17,878,000,000
Other borrowings	42,180,000,000	41,066,000,000
Total short-term borrowings	58,335,000,000	58,944,000,000
Collateralized short-term advances from Federal Home Loan Bank	11,200,000,000	11,200,000,000
Commercial paper
Short-Term Borrowings:
Commercial paper, weighted average coupon	0.23%	0.26%
Other borrowings
Short-Term Borrowings:
Commercial paper, weighted average coupon	0.53%	0.87%
Significant Citibank Entities
Short-Term Borrowings:
Commercial paper	16,085,000,000	17,677,000,000
Significant Citibank Entities | Commercial paper
Short-Term Borrowings:
Commercial paper, weighted average coupon	0.22%	0.25%
Citigroup Inc.
Short-Term Borrowings:
Commercial paper	70,000,000	201,000,000
Total short-term borrowings	$ 1,075,000,000	$ 382,000,000
Citigroup Inc. | Commercial paper
Short-Term Borrowings:
Commercial paper, weighted average coupon	0.95%	1.11%